Fair Value of Financial Instruments and Trading-Related Revenue - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 1,825	$ 1,704
Transfers out of Level 2 into Level 1 of fair value hierarchy	667	659
Trading securities [member] | Valued using models (with observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 2 into Level 3 of fair value hierarchy	74	19
Transfers out of Level 3 into Level 2 of fair value hierarchy	128	17
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	2,734	1,803
Transfers out of Level 2 into Level 1 of fair value hierarchy	70	437
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	3,259	607
Transfers out of Level 2 into Level 1 of fair value hierarchy	729	1,111
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	329	323
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 61	$ 104